Employee Benefits - Narrative (Details)		1 Months Ended			12 Months Ended
	Oct. 21, 2021 shares	Oct. 31, 2021 shares	Mar. 31, 2021 shares	Feb. 28, 2021 employee $ / shares	Dec. 31, 2021 USD ($) item $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 07, 2021 item	Jun. 03, 2021 shares
Disclosure of defined benefit plans [line items]
Fixed contribution					$ 6,300,000	$ 5,200,000	$ 3,100,000
Stock conversion ratio					0.3
Stock options granted (in shares) | shares	7,223,177
Stock options vested percentage					25.00%
Option vesting period					3 years
Share-based compensation					$ 46,307,000	$ 9,557,000	$ 7,966,000
Unrecognized compensation cost					$ 24,400,000
Weighted average contractual life					3 years 4 months 24 days
Weighted average share price, share options granted | $ / shares					$ 7.79
Granted (in shares)					8,155,289	4,109,243	2,786,856
Subscription price (in usd per share) | $ / shares				$ 0.03
Redeemable stock price per share (in usd per share) | $ / shares				$ 0.00001227
Granted value					$ 9,700,000
Pre-money equity valuation					$ 3,500,000,000
Volatility (in percent)					54.00%
Higi SH Holdings Inc.
Disclosure of defined benefit plans [line items]
Number of instruments or interests issued or issuable (in shares) | item								3,412,107
Continuing Employees | Higi SH Holdings Inc.
Disclosure of defined benefit plans [line items]
Number of instruments or interests issued or issuable (in shares) | item					1,980,000
Bottom of range
Disclosure of defined benefit plans [line items]
Expiration of options, term					10 years
Weighted average remaining contractual life of outstanding share options					6 years 10 months 24 days
Volatility (in percent)					63.40%
Top of range
Disclosure of defined benefit plans [line items]
Expiration of options, term					15 years
Weighted average remaining contractual life of outstanding share options					15 years
Volatility (in percent)					70.00%
Class A ordinary shares
Disclosure of defined benefit plans [line items]
Number of shares issued (in shares) | shares									10,973,903
Conversion of stock, shares (in shares) | shares		712,413
Number of shares authorised for issuance | shares	13,700,125
Number of shares authorised for issuance, automatic annual increase percentage	5.00%
Class G
Disclosure of defined benefit plans [line items]
Granted (in shares)				10,150,368
Number of employees granted options | employee				3
Vesting term					1 year
Restricted Stock Award
Disclosure of defined benefit plans [line items]
Options cancelled (in shares) | shares			5,046,059
Share-based compensation					$ 3,600,000
Unrecognized compensation cost					$ 1,300,000
Restricted Stock Award | Bottom of range
Disclosure of defined benefit plans [line items]
Weighted average contractual life					1 year
Restricted Stock Award | Top of range
Disclosure of defined benefit plans [line items]
Weighted average contractual life					2 years
Restricted Stock Unit
Disclosure of defined benefit plans [line items]
Share-based compensation					$ 6,500,000	$ 0
Unrecognized compensation cost					$ 812,331
Vested (in shares) | shares					1,167,669
Unvested value					$ 5,400,000
Weighted average contractual life					1 year 3 months 18 days
Long Term Incentive Plan
Disclosure of defined benefit plans [line items]
Options cancelled (in shares) | shares			4,265,770
Number of stock options shares (in shares) | shares					6,660,027
Company Share Option Plan
Disclosure of defined benefit plans [line items]
Options cancelled (in shares) | shares					7,726,002